Income Tax - Schedule of Deferred Tax Assets and Valuation Allowances (Details) (10K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 5,870,586	$ 6,428,806
Valuation allowance	(5,870,586)	(6,428,806)
Total deferred tax assets